Schedule of Future Policy Benefits and Other Policyholder Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 5,460,113	$ 5,510,050
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,612,347	1,607,149
Immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	411,410	466,723
Accident And Health Insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	1,918,570	1,809,006
Equity indexed annuity contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	16,547	32,601
Other Life Contingent Products
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 1,501,239	$ 1,594,571